As filed with the Securities and Exchange Commission on March 2, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21764

                             WINTERGREEN FUND, INC.
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                           Simon D. Collier, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110



                   Date of fiscal year end: DECEMBER 31, 2005

         Date of reporting period: October 17, 2005 - DECEMBER 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

[LOGO]
WINTERGREEN
   FUND


                                                                  ANNUAL REPORT

                                                         WINTERGREEN FUND, INC.

                                                              DECEMBER 31, 2005

                                                        WWW.WINTERGREENFUND.COM



                               TABLE OF CONTENTS


          A Message to Our Shareholders                            1

          Financial Highlights                                     3

          Portfolio Profile (Unaudited)                            4

          Statement of Investments                                 5

          Statement of Assets and Liabilities                      8

          Statement of Operations                                  9

          Statement of Changes in Net Assets                      10

          Notes to Financial Statements                           11

          Report of Independent Registered Public Accounting Firm 15

          Additional Information (Unaudited)                      16

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2005

I shall be telling this with a sigh
Somewhere ages and ages hence:
Two roads diverged in a wood, and I --
I took the one less traveled by,
And that has made all the difference.
                 The Road Not Taken [1916], st. 4
                 Robert Frost 1874 -1963

Dear Fellow Wintergreen Shareholder,

Welcome to the Wintergreen Fund! Our goal is to be careful stewards of your capital by searching the world for compelling investments that have the characteristics of understandable risk with meaningful upside potential.

As the above quote by Robert Frost suggests, we have selected the road less traveled. Many of our contemporaries who have followed their entrepreneurial dreams have started hedge funds which are generally unregulated, rather than following our path of starting a new mutual fund. We purposely chose to include a mutual fund in our offerings -- to gain the internal discipline inherent in regulated mutual funds, and to offer an investment vehicle that is within the financial abilities of many of our friends and business associates.

Our journey is also a path less taken because we opted for maximum investment flexibility with respect to our portfolio holdings which are diverse in geography, market capitalization, and capital structure. Additionally, we have a long term investment horizon and our objective is to generate attractive compound rates of return with less risk than the overall market.

This annual report covers the Fund's first two and half months of operation. We began deploying capital into what became a global year-end rally. When possible, we accumulated securities at prices which appeared to be attractive. As disciplined investors, when prices moved beyond our limits, we chose to defer security investment. As a result, at the Fund's fiscal year-end, we held meaningful amounts of short-term investments. We will generally aim to hold adequate cash and short-term investments to purchase securities as they become available at attractive prices. However, we would expect that the percentage of cash and short-term investments in the portfolio will generally not be as high as it was at year-end with the global rally.

Our investments are in what we believe are compelling companies in Asia, Central America, Europe, and the United States. Since we do not seek to mimic an index, we expect that there may be periods of time when due to investment style and/or security selection, we will find ourselves out of step with the markets.

                                      1


WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2005


We look forward to 2006 as our first full year of operation. Our plan is to work diligently to uncover special situations that meet our investment criteria.

Again, thank you for your confidence as we welcome you on our global investment journey. We will continue to work tirelessly to enhance your capital.

Sincerely,

/s/ David J. Winters

David J. Winters, CFA
Chief Executive Officer
Portfolio Manager

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF DECEMBER 31, 2005 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

                                      2


WINTERGREEN FUND, INC.
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period:

                                                                             October 17, 2005(a)
                                                                                   through
                                                                              December 31, 2005
                                                                             -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $ 10.00
                                                                                   -------
INVESTMENT OPERATIONS
 Net investment income (loss)(b)                                                      0.02
 Net realized and unrealized gain (loss) on investments and foreign currency
   transactions                                                                       0.22
                                                                                   -------
Total from Investment Operations                                                      0.24
                                                                                   -------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                                               (0.01)
                                                                                   -------
Total Distributions to Shareholders                                                  (0.01)
                                                                                   -------
NET ASSET VALUE, END OF PERIOD                                                     $ 10.23
                                                                                   =======
TOTAL RETURN(C)                                                                       2.41%

RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)                                        $54,704
Ratios to Average Net Assets:(d)
 Net investment income (loss)                                                         1.02%
 Net expenses                                                                         1.95%
 Gross expenses(e)                                                                    6.97%
PORTFOLIO TURNOVER RATE                                                                  0%

----------------------------------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Not annualized for periods less than one year.
(d)Annualized for periods less than one year.
(e)Reflects the expense ratio excluding any waivers and/or reimbursements.

                                             See Notes to Financial Statements.

                                      3


WINTERGREEN FUND, INC.
PORTFOLIO PROFILE (Unaudited)
DECEMBER 31, 2005

      % OF TOTAL NET ASSETS

                  [CHART]

Short-Term Investments              47.3%
United States                       17.9%
United Kingdom                       8.1%
Hong Kong                            7.5%
Switzerland                          4.5%
Japan                                4.1%
Malaysia                             3.5%
Other Assets and Liabilities         3.5%
Denmark                              2.0%
Mexico                               0.8%
Sweden                               0.8%

                                             TOP TEN EQUITY* HOLDINGS
                                                                    % OF TOTAL
 % OF TOTAL NET ASSETS              ISSUER                          NET ASSETS
 Consumer Discretionary       11.8% Reynolds American, Inc.                6.1%
 Consumer Staples             18.2% HSBC Holdings Plc                      4.7%
 Financials                    8.6% Japan Tobacco, Inc.                    4.1%
 Industrials                   3.5% British American Tobacco Plc           4.0%
 Materials                     5.1% Genting Bhd                            3.5%
 Utilities                     2.0% Swatch Group AG, Class B               2.8%
 Short-Term Investments       47.3% Gannett Co., Inc.                      2.8%
 Other Assets and Liabilities  3.5% Weyerhaeuser Co.                       2.7%
                                    Anglo American Plc                     2.3%
                                    Jardine Matheson Holdings, Ltd.        2.1%

----------------------------------------------
* Equity holdings includes Common Stock.

See Notes to Financial Statements.

                                      4


WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
DECEMBER 31, 2005

  SHARES            SECURITY DESCRIPTION             COUNTRY         COST           VALUE
---------- -------------------------------------- -------------- ------------    ------------

COMMON STOCK -- 49.2%

           BANKS -- 4.7%
   159,192 HSBC Holdings Plc                      Hong Kong      $  2,584,727    $  2,556,122
                                                                 ------------    ------------

           BEVERAGES -- 0.9%
    17,200 Coca-Cola Femsa SA ADR                 Mexico              471,603         464,572
                                                                 ------------    ------------

           CASINO HOTELS -- 3.5%
   339,205 Genting Bhd                            Malaysia          1,834,256       1,920,875
                                                                 ------------    ------------

           COSMETICS/PERSONAL CARE -- 1.5%
    39,942 Elizabeth Arden, Inc.+                 United States       811,315         801,237
                                                                 ------------    ------------

           DIVERSIFIED FINANCIAL SERVICES -- 1.0%
     6,000 UBS AG                                 Switzerland         504,735         571,233
                                                                 ------------    ------------

           DIVERSIFIED OPERATIONS -- 2.1%
    66,948 Jardine Matheson Holdings, Ltd.        Hong Kong         1,073,750       1,151,506
                                                                 ------------    ------------

           ELECTRIC -- 2.0%
    34,760 Allegheny Energy, Inc.+                United States       990,868       1,100,154
                                                                 ------------    ------------

           FOREST PRODUCTS & PAPER -- 2.7%
    22,596 Weyerhaeuser Co.                       United States     1,506,060       1,499,019
                                                                 ------------    ------------

           MACHINERY -- 0.7%
       996 Schindler Holding AG                   Switzerland         377,833         394,913
                                                                 ------------    ------------

           MEDIA -- 5.6%
    13,000 Dow Jones & Co.                        United States       445,012         461,370
    25,000 Gannett Co., Inc.                      United States     1,513,444       1,514,250
     8,320 Knight Ridder, Inc.                    United States       531,477         526,656
    34,000 News Corp., Class A                    United States       513,645         528,700
                                                                 ------------    ------------
                                                                    3,003,578       3,030,976
                                                                 ------------    ------------

           METAL PROCESSORS -- 0.8%
    28,000 Assa Abloy AB, Class B                 Sweden              393,567         440,495
                                                                 ------------    ------------

           MINING -- 2.3%
    37,500 Anglo American Plc                     United Kingdom    1,197,256       1,276,994
                                                                 ------------    ------------

                                             See Notes to Financial Statements.

                                      5


WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
DECEMBER 31, 2005

 SHARES                SECURITY DESCRIPTION                 COUNTRY         COST        VALUE
---------- --------------------------------------------- -------------- ------------ ------------

           REAL ESTATE -- 0.7%
   441,435 Shun TAK Holdings, Ltd.                       Hong Kong      $    390,705 $    407,065
                                                                        ------------ ------------

           RETAIL -- 2.8%
    10,229 Swatch Group AG, Class B                      Switzerland       1,502,612    1,518,002
                                                                        ------------ ------------

           TOBACCO -- 15.9%
    99,000 British American Tobacco Plc                  United Kingdom    2,212,752    2,214,575
    30,820 Imperial Tobacco Plc                          United Kingdom      880,453      921,179
       152 Japan Tobacco, Inc.                           Japan             2,199,092    2,216,720
    35,100 Reynolds American, Inc.                       United States     3,176,266    3,346,083
                                                                        ------------ ------------
                                                                           8,468,563    8,698,557
                                                                        ------------ ------------

           TRANSPORTATION -- 2.0%
        57 AP Moller-Maersk, Class A                     Denmark             568,647      571,628
        50 AP Moller-Maersk, Class B                     Denmark             502,890      517,296
                                                                        ------------ ------------
                                                                           1,071,537    1,088,924
                                                                        ------------ ------------

Total Common Stock                                                        26,182,965   26,920,644
                                                                        ------------ ------------

PRINCIPAL
----------

SHORT-TERM INVESTMENTS -- 47.3%

           COMMERCIAL PAPER# -- 13.2%
$  318,000 Colgate Palmolive Co., 4.25%, 01/06/06                            317,812      317,812
 4,200,000 First Data Corp., 4.28%, 01/05/06                               4,198,003    4,198,003
   250,000 Hershey Corp., 4.23%, 01/09/06                                    249,765      249,765
   250,000 Pfizer Investment Plc, 4.23%, 01/03/06                            249,941      249,941
 1,400,000 Principal Financial Services, 4.20%, 01/03/06                   1,399,673    1,399,673
   800,000 Stanley Works, 4.17%, 01/03/06                                    799,815      799,815
                                                                        ------------ ------------
                                                                           7,215,009    7,215,009
                                                                        ------------ ------------

           MONEY MARKET DEPOSIT ACCOUNT -- 0.3%
   160,986 Citibank Money Market Deposit
             Account, 3.95%                                                  160,986      160,986
                                                                        ------------ ------------

See Notes to Financial Statements.

                                      6


WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
DECEMBER 31, 2005

          PRINCIPAL       SECURITY DESCRIPTION        COST         VALUE
          -----------    -----------------------  ------------  ------------

         U.S. GOVERNMENT & AGENCIES -- 33.8%

                         DISCOUNT NOTE# -- 33.8%
         $18,500,000     FHLB, 3.50%, 01/05/06    $ 18,492,806  $ 18,495,782
                                                  ------------  ------------

         Total Short-Term Investments               25,868,801    25,871,777
                                                  ------------  ------------

         Total Investments -- 96.5%               $ 52,051,766* $ 52,792,421
                                                  ------------  ------------

         Other Asset and Liabilities, Net -- 3.5%                  1,911,473
                                                                ------------

         NET ASSETS -- 100.0%                                   $ 54,703,894
                                                                ============

----------------------------------------------
+ Non-income producing security.
# Rates shown are the annualized yields at the time of purchase.

ADR  American Depository Receipt
FHLB Federal Home Loan Bank
PLC  Public Limited Company

* Cost for Federal income tax purposes is $52,051,766 and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $ 863,354
             Gross Unrealized Depreciation               (122,699)
                                                        ---------
             Net Unrealized Appreciation (Depreciation) $ 740,655
                                                        =========

                                             See Notes to Financial Statements.

                                      7


WINTERGREEN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS
     Investments, at value (Cost $52,051,766)                                             $52,792,421
     Cash denominated in foreign currencies (Cost $19)                                             19
     Receivables:
        From Investment Adviser                                                                 5,183
        Fund shares sold                                                                    2,017,204
        Interest and dividends                                                                 81,668
     Prepaid expenses                                                                          56,537
     Deferred offering costs                                                                  117,312
                                                                                          -----------
Total Assets                                                                               55,070,344
                                                                                          -----------
LIABILITIES
     Payables:
        Distributions                                                                           1,804
        Fund shares redeemed                                                                   10,220
        Investment securities purchased                                                       196,709
     Accrued Liabilities:
        Distribution fees                                                                       9,682
        Trustees' fees and expenses                                                            26,759
        Compliance services fees                                                                4,330
        Other expenses                                                                        116,946
                                                                                          -----------
Total Liabilities                                                                             366,450
                                                                                          -----------
NET ASSETS                                                                                $54,703,894
                                                                                          ===========
COMPONENTS OF NET ASSETS
     Paid-in capital                                                                      $53,966,206
     Accumulated undistributed (distributions in excess of) net investment income              (2,967)
     Unrealized appreciation (depreciation) of investments                                    740,655
                                                                                          -----------
NET ASSETS                                                                                $54,703,894
                                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Based on net assets of $54,703,894 and 5,345,552 shares outstanding (1,000,000,000 shares
  authorized)                                                                             $     10.23
                                                                                          -----------

See Notes to Financial Statements.

                                      8


WINTERGREEN FUND, INC.
STATEMENT OF OPERATIONS
OCTOBER 17, 2005(a) THROUGH DECEMBER 31, 2005

 INVESTMENT INCOME
      Dividend income (net of foreign withholding taxes $786)       $  25,494
      Interest income                                                 134,952
                                                                    ---------
 Total Investment Income                                              160,446
                                                                    ---------
 EXPENSES
      Investment Adviser fees                                          81,124
      Administrator fees                                               16,329
      Transfer agency fees                                              9,711
      Distribution fees                                                13,521
      Custodian fees                                                    4,876
      Accounting fees                                                  11,316
      Professional fees                                                71,941
      Registration fees                                                 9,296
      Trustees' fees and expenses                                      77,422
      Compliance services fees                                          8,959
      Amortization of offering costs                                   34,614
      Miscellaneous expenses                                           37,445
                                                                    ---------
 Total Expenses                                                       376,554
      Fees waived and expenses reimbursed                            (271,152)
                                                                    ---------
 Net Expenses                                                         105,402
                                                                    ---------
 NET INVESTMENT INCOME (LOSS)                                          55,044
                                                                    ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS
      Realized gain (loss) on foreign currency transactions            (1,061)
      Unrealized appreciation (depreciation) on investments           740,655
                                                                    ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                                              739,594
                                                                    ---------
 INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 794,638
                                                                    =========

----------------------------------------------
(a)Commencement of operations

                                             See Notes to Financial Statements.

                                      9


WINTERGREEN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  October 17, 2005(a)
                                                                                        through
                                                                                   December 31, 2005
                                                                                  -------------------
OPERATIONS
   Net investment income (loss)                                                       $    55,044
   Net realized gain (loss) on foreign currency transactions                               (1,061)
   Net change in unrealized appreciation (depreciation) on investments                    740,655
                                                                                      -----------
Increase (Decrease) in Net Assets Resulting from Operations                               794,638
                                                                                      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                                  (57,374)
                                                                                      -----------
Total Distributions to Shareholders                                                       (57,374)
                                                                                      -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                        53,852,420
   Proceeds from reinvestment of distributions                                             55,570
   Cost of redemption of shares                                                           (41,360)
                                                                                      -----------
Increase (Decrease) from Capital Share Transactions                                    53,866,630
                                                                                      -----------
Increase (Decrease) in Net Assets                                                      54,603,894
NET ASSETS
   Beginning of Period                                                                    100,000
                                                                                      -----------
   End of Period (includes accumulated distributions in excess of net investment
     income of $2,967)                                                                $54,703,894
                                                                                      ===========
SHARE TRANSACTIONS
   Sale of shares                                                                       5,334,163
   Reinvestment of distributions                                                            5,432
   Redemption of shares                                                                    (4,043)
                                                                                      -----------
Increase (Decrease) in Shares                                                           5,335,552
                                                                                      ===========

----------------------------------------------
(a)Commencement of operations.

See Notes to Financial Statements.

                                      10


WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

NOTE 1. ORGANIZATION

Wintergreen Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and commenced operations on October 17, 2005. The Fund is authorized to issue 1 billion shares of beneficial interest with $0.001 per share par value. The Fund seeks capital appreciation.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION -- Securities traded or dealt in upon one or more securities exchange (whether domestic or foreign and including the National Association of Securities Dealers' Automated Quotation System ("NASDAQ")) and not subject to restrictions against resale shall be valued: (i) at the last quoted sales price or, in the absence of a sale, (ii) at the mean of the last bid and asked prices. If a security is traded or dealt in on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations from the market in which the security is primarily traded shall be used.

The Fund values securities at fair value pursuant to procedures adopted by the Fund's Board of Directors (the "Board") if (1) market quotations are insufficient or not readily available; (2) the Adviser (as defined in Note 3) believes that prices or values do not represent the fair value of the investment; or (3) securities are determined to be illiquid in accordance with the Liquidity Procedures adopted by the Fund's Board of Directors.

Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes. There were no fair valued securities at December 31, 2005.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN LOSS -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on the accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

FOREIGN CURRENCIES -- Foreign currency amounts are translated into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices are not isolated. Such fluctuations are included with net realized and unrealized gain or loss on investments.

FOREIGN FORWARD CONTRACTS -- The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the investment adviser is inaccurate in its prediction of currency movements. The

                                      11


WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income are intended to be made twice each year and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. The Fund records dividends and distributions on its books on the ex-dividend date.

FEDERAL TAXES -- The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. Income and gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Therefore, no Federal income or excise tax provision is required.

REDEMPTION FEE -- The Fund charges a redemption fee of 2.00% of net asset value of shares redeemed if the shares are owned less than 60 days. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund to help offset future transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as paid-in capital. The Fund did not collect any redemption fees during the period ended
December 31, 2005.

USE OF ESTIMATES -- These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the period. Actual amounts could differ from those estimates.

CONTRACTUAL OBLIGATIONS -- The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                                      12


WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005


NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
PARTIES

INVESTMENT ADVISER -- Wintergreen Advisers, LLC. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the Fund's average daily net assets.

ADMINISTRATION AND OTHER SERVICES -- Citigroup Fund Services, LLC, through its various affiliates ("Citigroup"), provides administration, custody, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION -- Foreside Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officer of the Fund is also a principal of the Distributor. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, ("Distribution Plan"), the Fund reimburses the Distributor for distribution expenses incurred by the Distributor on behalf of the Fund of up to 0.25% of the average daily net assets. The Distributor may pay some or all of these fees to various financial institutions, including the Adviser, that provide distribution or shareholder services. For the period ended December 31, 2005, the Distributor was reimbursed an amount equal to $13,521.

Under a Compliance Services Agreement with the Fund, the Distributor provides a Chief Compliance Officer, President and Treasurer to the Fund, as well as certain additional compliance support functions.

DIRECTORS AND OFFICERS - Certain officers of the Fund are directors, officers or employees of the Adviser, Citigroup or the Distributor.

NOTE 4. WAIVER OF FEES

The Adviser has voluntarily agreed to waive fees and reimburse expenses to limit the Fund's expenses so that total annual operating expenses do not exceed 1.95% of average daily net assets. Citigroup has voluntarily waived a portion of its administration fees. These voluntary waivers and expense reimbursements may be reduced or eliminated at any time. It is not the intention of the Adviser to reduce or eliminate the voluntary waiver of fees and reimbursement of expenses. Fees waived and expenses reimbursed for the period ended
December 31, 2005, were as follows:

                                         Expense Reimbursement
        Advisory Fees Administrator Fees     From Adviser       Total
        ------------- ------------------ --------------------- --------
           $81,124          $6,682             $183,346        $271,152

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases was $26,182,965 for the period ended December 31, 2005. There were no sales of investment securities (including maturities), other than short-term investments, for the period ended December 31, 2005.

                                      13


WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005


NOTE 6. FEDERAL TAX INFORMATION

As of December 31, 2005, distributable earnings on a tax basis were as follows:

                        Unrealized Appreciation $740,655

For tax purposes, the current year post-October currency loss was $2,967. This loss will be recognized for tax purposes on the first business day of the Fund's next year.

The tax character of distributions paid during 2005 were as follows:

                            Ordinary Income $57,374

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended December 31, 2005. The following reclassification was primarily due to a distribution in excess of earnings, and has no impact on the net assets of the Fund.

                                                     Increase
                                                    (Decrease)
                                                    ----------
                  Accumulated Net Investment Income   $ (637)
                  Undistributed Net Realized Gain      1,061
                  Paid-In-Capital                       (424)

NOTE 7. OTHER INFORMATION

On December 31, 2005, one shareholder held approximately 28% of the outstanding shares of the Fund.

                                      14


REPORT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Wintergreen Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Wintergreen Fund, Inc. (the "Fund"), including the statement of investments, as of December 31, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from October 17, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period from October 17, 2005 (commencement of operations) to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
February 21, 2006


WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2005

INVESTMENT ADVISORY CONTRACT APPROVAL

The Fund's independent directors (the "directors") unanimously approved the Investment Advisory Agreement (the "Advisory Agreement") between the Fund and the Investment Manager at the organizational meeting held on September 12, 2005.

In preparation for the meeting, the directors had requested from the Investment Manager and evaluated materials, including expense and other information for other investment companies with similar investment objectives derived from data compiled by the Investment Manager. Prior to voting, the directors reviewed the proposed approval of the Advisory Agreement with management and with counsel to the Fund and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. In reaching their determinations relating to approval of the Advisory Agreement, the directors considered all factors they believed relevant including the following:

       1. the nature, extent and quality of investment, and other services to be rendered by the Investment Manager;

       2. payments to be received by the Investment Manager from all sources in respect of the Fund;

       3. comparative fee and expense data for the Fund and other investment companies with similar investment objectives;

       4. the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of investors;

       5. the Investment Manager's policies and practices regarding allocation of portfolio transactions of the Fund, including the extent to which the Investment Manager may benefit from soft dollar arrangements;

       6. fall-out benefits which the Investment Manager and its affiliates may receive from their relationships to the Fund;

       7. information about fees charged by the Investment Manager to other clients with similar investment objectives;

       8. the professional experience and qualifications of the Fund's portfolio manager and other senior personnel of the Investment Manager; and

       9. the terms of the Advisory Agreement.

The directors also considered their overall confidence in the integrity and competence of the Investment Manager and the portfolio manager they have gained from their experience. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors determined that the overall arrangements between the Fund and the Investment Manager, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses expected to be incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment.

                                      16


WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2005

The material factors and conclusions that formed the basis for the directors' reaching their determinations to approve the Advisory Agreement (including their determinations that the Investment Manager should be the investment adviser for the Fund, and that the fees payable to the Investment Manager pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT MANAGER -- The directors noted that, under the Advisory Agreement, the Investment Manager, subject to the control of the directors, administers the Fund's business and other affairs. The Investment Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. The Investment Manager also provides the Fund with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Fund) and executive and other personnel as are necessary for the Fund's operations. The Investment Manager pays all of the compensation of the officers of the Fund that are affiliated persons of the Investment Manager.

The directors also considered that the Advisory Agreement for the Fund provides that the Fund will reimburse the Investment Manager for the cost of certain clerical, accounting, administrative and other services provided at the Fund's request by employees of the Investment Manager or its affiliates. These "at no more than cost" reimbursements will be approved by the directors on a quarterly basis and may result in a higher rate of total compensation from the Fund to the Investment Manager than the stated fee rates in the Fund's Advisory Agreement.

The directors considered the scope and quality of services proposed to be provided by the Investment Manager under the Advisory Agreement. The directors considered the quality of the investment research capabilities of the Investment Manager and the other resources it proposes to dedicate to performing services for the Fund. The directors also considered the portfolio manager's experience, reputation and investment philosophy. The quality of administrative and other services also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services proposed to be provided to the Fund under the Advisory Agreement.

PAYMENTS TO BE RECEIVED BY THE INVESTMENT MANAGER; FALL-OUT BENEFITS -- The directors determined that the Investment Manager was not receiving additional benefits in connection with providing advisory services to the Fund other than potential benefits pursuant to soft dollar arrangements as discussed. The directors considered that the Investment Manager may benefit from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. They noted that the Investment Manager made a presentation to the directors regarding its proposed trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements. The directors noted that the Investment Manager has represented to them that all of its soft dollar arrangements will be consistent with applicable legal requirements including the achievement of best execution. The directors received and reviewed a description of the Investment Manager's policies and procedures with respect to allocating portfolio transactions for brokerage and research services.

ADVISORY FEES AND OTHER EXPENSES -- The directors considered the advisory fee rate paid by the Fund to the Investment Manager and information prepared by the Investment Manager concerning fee rates paid by other comparable funds. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds, but determined that the

                                      17


WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2005

proposed advisory fee rate was in line with other comparable funds. The directors also considered that the proposed advisory fee was at the same level as the fees proposed to be charged by the Investment Manager to its other client accounts.

The directors also considered the anticipated total expense ratio of the Fund in comparison to the fees and expenses of the funds included in the comparison. The directors noted that the expense ratios of some of the comparable funds also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary. The directors concluded that the Fund's anticipated expense ratio was satisfactory. Finally, the directors noted that there may be economies of scale as the Fund grows and concluded that it may be appropriate to consider those issues in the future.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent period ended June 30, 2006, will be available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available, without charge and upon request, on the SEC's website at www.sec.gov. or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from October 17, 2005 through December 31, 2005.

ACTUAL EXPENSES -- The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES -- The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an

                                      18


WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2005

assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                Ending        Expenses
                              Beginning      Account Value   Paid During
                            Account Value* December 31, 2005   Period*
                            -------------- ----------------- -----------
        Actual Return         $1,000.00        $1,024.09        $4.06
        Hypothetical Return   $1,000.00        $1,015.38        $9.91

----------------------------------------------
* As expressed below, expenses are equal to the Fund's annualized expense ratio 1.95%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period (except for the Fund's actual return information which reflects the 76-day period ended December 31 due to the Fund's inception date occurring during the period).

Expenses =   Fund's Annualized X      Average Account    X   Number of Days in Most
               Expense Ratio       Value Over the Period     Recent Fiscal Half Year
                                                             =======================
                                                                       365

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

INCOME DIVIDENDS -- All the income and any short-term capital gain dividends paid by the Fund were ordinary income for federal income tax purposes. The Fund designates 32.35% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 8.12% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

                                      19


WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2005


DIRECTORS AND OFFICERS OF THE TRUST

The Board is responsible for managing the Fund's business affairs and exercising all the Fund's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. Mr. Keffer is considered an Interested Board Member due to his affiliation with the Distributor within the past two years and is no longer employed by Citigroup Fund Services, LLC. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473).

------------------------------------------------------------------------------------------------
                               LENGTH
NAME, AGE AND                  OF TIME        PRINCIPAL OCCUPATION(S)              OTHER
ADDRESS              POSITION  SERVED           DURING PAST 5 YEARS         DIRECTORSHIPS SERVED
------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Edward Prendeville   Director Since 2005 President, Train Collectors         None
Born: August 8, 1951                     Warehouse, Inc. since prior to
333 Route 46 West,                       1999.
Suite 204
Mountain Lakes,
NJ 07046
------------------------------------------------------------------------------------------------
David Londoner       Director Since 2005 General Partner, The North River    Meredith
Born: March 23, 1937                     Co., L.P. (a family investment      Corporation; EMI
333 Route 46 West,                       partnership) since 1995. Managing   Group, plc
Suite 204                                Director/Head of Media-
Mountain Lakes,                          Entertainment Research, ABN
NJ 07046                                 Amro, Inc. 2000-2001; Managing
                                         Director/Head of Media-
                                         Entertainment Research, Schroder
                                         & Co., Inc. 1986-2000.
------------------------------------------------------------------------------------------------
Nathan Adler         Director Since 2005 Retired. Consultant, Ernst & Young  None
Born: August 2, 1938                     2000-2003; Partner, Ernst & Young
333 Route 46 West,                       1972-2000.
Suite 204
Mountain Lakes,
NJ 07046
------------------------------------------------------------------------------------------------
Bradden Backer       Director Since 2005 Of Counsel, Friebert, Finerty &     None
Born: May 20, 1957                       John, S.C (law firm). since 2004;
333 Route 46 West,                       Shareholder, Godfrey & Kahn, S.C
Suite 204                                (law firm). since prior to 1999.
Mountain Lakes,
NJ 07046
------------------------------------------------------------------------------------------------
John Wakely          Director Since 2005 Owner of L&B Advisors (Luxury       Facile (Swedish
Born: March 26, 1957                     goods and beverage sector           beverage company)
333 Route 46 West,                       consultants) since 2003; Managing
Suite 204                                Director of Equity Research,
Mountain Lakes,                          Lehman Brothers, London
NJ 07046                                 1989-2003.
------------------------------------------------------------------------------------------------

                                      20


WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2005

---------------------------------------------------------------------------------------------------------
                                       LENGTH
                                       OF TIME         PRINCIPAL OCCUPATION(S)              OTHER
NAME, AGE AND ADDRESS     POSITION     SERVED            DURING PAST 5 YEARS         DIRECTORSHIPS SERVED
---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
John Y. Keffer         Director       Since 2005 President, Forum Trust, LLC (a       Forum Funds
Born: July 15, 1942                              non-depository trust company)        (registered
333 Route 46 West,                               since 1997. President, Citigroup     investment
Suite 204                                        Fund Services, LLC ("Citigroup")     company); Monarch
Mountain Lakes,                                  2003-2005; President, Forum          Funds (registered
NJ 07046                                         Financial Group, LLC ("Forum")       investment
                                                 (a fund services company acquired    company)
                                                 by Citibank, N.A. in 2003).
---------------------------------------------------------------------------------------------------------
OFFICERS
Simon D. Collier       President/     Since 2005 Managing Director and Principal      None
Born: October 22, 1961 Treasurer                 Executive Officer, Foreside Fund
Two Portland Square                              Services, LLC, the Trust's
Portland, ME 04101                               Distributor since 2005; Chief
                                                 Operating Officer and Managing
                                                 Director, Global Fund Services,
                                                 Citibank, N.A. 2003-2005;
                                                 Managing Director, Global
                                                 Securities for Investors, Citibank,
                                                 N.A. 2000-2003.
---------------------------------------------------------------------------------------------------------
David J. Winters       Executive Vice Since 2005 Managing Member, Wintergreen         None
Born: April 6, 1962    President                 Advisers, LLC; President and Chief
333 Route 46 West,                               Investment Officer, Franklin Mutual
Suite 204                                        Advisers, LLC 2001-2005; Director
Mountain Lakes,                                  of Research, Franklin Mutual
NJ 07046                                         Advisers, LLC in 2000. Member of
                                                 Management Team, Franklin
                                                 Mutual Advisers, LLC 1987-2005.
---------------------------------------------------------------------------------------------------------
Elizabeth N. Cohernour Executive Vice Since 2005 Chief Operating Officer and Chief    None
Born: April 26, 1950   President/                Compliance Officer of Wintergreen
333 Route 46 West,     Secretary                 Advisers, LLC; President of ENC
Suite 204                                        Consulting, Inc. since 2002;
Mountain Lakes,                                  General Counsel and Executive
NJ 07046                                         Vice President, Strong Financial
                                                 Corp. 2000-2001; General Counsel
                                                 and Senior Vice President, Franklin
                                                 Mutual Advisers, LLC 1988-2001.
---------------------------------------------------------------------------------------------------------
Steven Graff           Vice President Since 2005 Business Operations and              None
Born: March 29, 1973                             Technology, Wintergreen Advisers,
333 Route 46 West,                               LLC. Production Services Manager,
Suite 204                                        Franklin Mutual Advisers, LLC
Mountain Lakes,                                  2003-2005, Information
NJ 07046                                         Technology, Franklin Mutual
                                                 Advisers, LLC 1996-2003.
---------------------------------------------------------------------------------------------------------

                                      21


WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2005

---------------------------------------------------------------------------------------------------------
                                       LENGTH
                                       OF TIME         PRINCIPAL OCCUPATION(S)              OTHER
NAME, AGE AND ADDRESS    POSITION      SERVED            DURING PAST 5 YEARS         DIRECTORSHIPS SERVED
---------------------------------------------------------------------------------------------------------
 Jean Seidel          Vice President/ Since 2005 Relationship Manager, Citigroup             None
 Born: July 23, 1969  Assistant                  since 2005; Vice President, State
 Two Portland Square  Secretary                  Street Corp. 2003-2005; Director of
 Portland, ME 04101                              Implementation, Worldinsure
                                                 2000-2002.
---------------------------------------------------------------------------------------------------------
 David M. Whitaker    Vice President  Since 2005 Product Manager, Citigroup since            None
 Born: September 6,                              2004; Assistant Counsel, PFPC,
 1971                                            Inc. (a fund services company)
 Two Portland Square                             2000-2004.
 Portland, ME 04101
---------------------------------------------------------------------------------------------------------

                                      22


                     [THIS PAGE INTENTIONALLY LEFT BLANK]




                     [THIS PAGE INTENTIONALLY LEFT BLANK]






                            WINTERGREEN FUND, INC.

                             FOR MORE INFORMATION

                              INVESTMENT ADVISER
                           Wintergreen Advisers, LLC
                         333 Route 46 West, Suite 204
                       Mountain Lakes, New Jersey 07046

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                        Two Portland Square, 1st Floor
                             Portland, Maine 04101
                               www.foresides.com

                            WINTERGREEN FUND, INC.
                                 P.O. Box 446
                              Two Portland Square
                             Portland, Maine 04112
                                (888) GOTOGREEN
                                (888-468-6473)
                            www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2. CODE OF ETHICS.
As of the end of the period, December 31, 2005, Wintergreen Fund, Inc. (the "Registrant") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Principal Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE  FINANCIAL  EXPERT.
At a regular meeting of the Board of Trustees held on September 12, 2005, the Board unanimously approved a resolution appointing Nathan Adler and David London as an "Audit Committee financial expert" and that each of them is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,100 in 2005.

(b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005.

(c)  Tax  Fees  - The  aggregate  fees  billed  in  the  Reporting  Periods  for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning ("Tax Services") were $8,500 in 2005. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) Pursuant to the Registrant's Audit Committee Charter (the "Charter"), before an auditor is engaged by the Registrant to render audit services, the Audit Committee (the "Committee") must review and approve the engagement. In addition, the Registrant's Audit Committee must review and approve in advance any proposal that the Registrant employ its auditor to render "permissible non-audit services" (as defined in the Charter consistent with Rule 2-01(c)(4) of Regulation S-X). The Committee shall consider all relevant facts and circumstances when considering the appointment of the auditor, and its independence. The Committee shall specifically consider: (i) the fees paid to the auditors by the Registrant's various investment advisers and their affiliates for audit and non-audit services and (ii) whether the Registrant's President or Treasurer and/or the Registrant's Principal Executive Officer or Principal Financial Officer was employed by the auditors and participated in any capacity in the audit of the Registrant within one year of the audit under engagement. The Committee shall disclose all audit and non-audit services to the Registrant's administrator to help ensure disclosure of those services in the Registrant's regulatory filings.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%.

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were and $8,500 in 2005. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) The Registrant's Audit Committee has considered whether the provision of any non-audit services rendered to the investment adviser, to the extent applicable, that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. Any services provided by the principal accountant to the Registrant or to the investment adviser requiring pre-approval were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        WINTERGREEN FUND, INC.

By       /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     2/27/06
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     2/27/06
         ---------------------------


By       /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     2/27/06
         ---------------------------